Putnam
Voyager
Fund

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Voyager Fund's star quality remains intact. Combined with solid returns, modest risk has given this offering a good long-term risk/reward profile."
                                -- Morningstar Mutual Funds, January 3, 1997

* Putnam Voyager Fund has received a special Lipper Performance Achievement Certificate in recognition of its number-one ranking in the capital appreciation fund category for the 15- and 25-year periods ended 12/31/96. The fund was the top performer among the 28 funds tracked for 15 years and the 21 funds tracked for 25 years. The ranking reflects class A share performance; class B and class M shares were not tracked over this period. For the 1-, 5-, and 10-year periods ended 12/31/96, the fund's class A shares ranked 132 out of 189, 24 out of 78, and 3 out of 56, respectively.*


CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

23 Financial statements

36 Results of February 6, 1997 shareholder meeting

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Rankings vary over time and do not reflect the effects of sales charges. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Putnam Voyager Fund began fiscal 1997 just after a rather sharp correction in the stock market. Although the market recovered relatively quickly, the stocks of large, established companies were its primary beneficiaries. The growth-oriented stocks in which your fund generally invests lagged -- and still lag -- the market averages.

Your fund's managers were quick to spot this trend and tilted the portfolio's emphasis more heavily toward large-company stocks. The shift moderated the effects of the drop in growth stocks but it wasn't enough to allow the fund to catch up with the overall market as measured by the major indexes.

The experience speaks forcefully in favor of maintaining a long-term perspective when pursuing capital appreciation as aggressively as your fund does. As you will see in the performance tables on pages 8 and 9, the fund's results over longer periods remain quite respectable. In the following report, your fund's managers discuss fiscal 1997 performance to date and the factors they believe could have a positive impact in the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 19, 1997



Report from the Fund Managers
Roland W. Gillis
Charles H. Swanberg
Robert R. Beck

Putnam Voyager Fund's strategy of diversifying among several types of growth stocks proved especially valuable during the six months ended January 31, 1997. Your fund's ability to invest in larger, more established companies helped balance overall performance as other segments of the portfolio underperformed. During the semiannual period, the fund's class A shares provided a total return of 14.18%; class B shares, 13.72%; and class M shares, 13.91%. The returns taking maximum sales charges into account were 7.61%, 8.72%, and 9.89%, respectively. For complete performance information, including longer-term returns, please see pages 8 and 9.

The fiscal year began shortly after a significant market correction for small-company stocks. On July 11, 1996, the NASDAQ Composite Index, which covers 4,500 stocks traded over the counter, including many small-company stocks, fell 35 points. This was one of the biggest declines on record and its effects have not yet faded. With the exception of a slight recovery in August, stocks of many small- and medium-sized rapidly growing companies continued to underperform for the remainder of calendar 1996 and into 1997.

* SEVERAL HOLDINGS PERFORM WELL DESPITE CHALLENGING CLIMATE

In the face of a fairly rough environment for smaller, more aggressive growth stocks, several of our selections delivered noteworthy performance. For example, St. John Knits, a designer and manufacturer of women's clothing and accessories, recently announced record-breaking sales and earnings for its 1996 fiscal year. Also bringing strength to the portfolio were the stocks of two medium-sized technology companies: EMC Corp., a provider of computer storage systems, and Parametric Technology, a producer of software for computer-aided design. While these stocks, along with others discussed in this report, were viewed favorably as of January 31, 1997, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Although the performance of small-company stocks was still weak at the fiscal year's midpoint, we remain optimistic about this segment of your fund's portfolio. Despite the market correction and declining prices, earnings for most of these smaller companies have remained intact and their relative valuations have improved. As a result, we expect that these stocks will shift back into favor in the months ahead.

* BROADCASTING AND FINANCIAL STOCKS STRENGTHEN PORTFOLIO

Your fund also benefited from increased merger and acquisition activity, particularly within the broadcasting and tele-communications industries. Passage of the Telecommunications Act of 1996, which allowed for ownership of multiple television and radio stations, boosted the stocks of many broadcasting companies poised for expansion.

The stock of Infinity Broadcasting, in which your fund has long held a significant position, has performed well since the announcement of the company's pending acquisition by Westinghouse Electric Corp. The fund has also benefited from the merger of two of its holdings -- MFS Communications and WorldCom, Inc. The merger, which will integrate a fast-growing long-distance company with a local exchange and Internet-access company, is viewed as a good strategic move for both companies. It is expected to give the new company, to be known as WorldCom, a strong competitive advantage in the telecommunications industry.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software                    9.0%

Retail                               7.0%

Business services                    5.2%

Medical supplies
and devices                          4.6%

Pharmaceutical and
biotechnology                        4.5%

Footnote reads:
* Based on net assets as of 1/31/97. Sector allocations will vary over time.

Another area of strength for the fund was the financial services industry and, in particular, large-company holdings like Citicorp and American Express. Citicorp, the nation's second-largest bank and the largest U.S. issuer of credit cards, has recently gained momentum from its international credit card business. American Express is also pursuing opportunities in the international credit card business as well as expanding into other financial services areas.

* EDUCATIONAL AND MEDICAL TECHNOLOGY SECTORS PROVIDE PERFORMANCE BOOST

Strong performance came from educational company stocks such as Apollo Group, Inc., which provides higher-educational programs for working adults. Its programs reach more than 40,000 students in the United States and Great Britain. The stock of CBT Group, which provides information technology training for businesses, was also a stellar performer. The company develops, publishes, and markets a library of over 130 software titles that allow employees to tailor training to their work schedules and knowledge levels.

Companies involved in the development of breakthrough medical devices continued to bring exceptional performance to the portfolio. Boston Scientific, a leading medical products company, is expected to continue broadening its product line both domestically and overseas. Medtronic, another of the fund's medical technology holdings, has developed impressive products, such as mechanical heart valves, to assist cardiac surgeons and patients.

Starbucks Corp., the coffee roaster and retailer, was another portfolio standout. In 10 years, the company has grown from 11 stores to more than 1,100. To sustain its growth momentum, Starbucks is working to increase its brand visibility and is developing new distribution channels for its products. The restaurant sector was also boosted by Boston Chicken, Inc., which franchises and operates more than 1,100 Boston Market stores in 38 states.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Parametric Technology
Computer software

Computer Associates International, Inc.
Computer software

MBNA Corp.
Financial services

EMC Corp.
Computer services

American Express
Finance

Cabletron Systems, Inc.
Networking equipment

Federal National Mortgage Association
Finance

Citicorp
Banking

Cisco Systems, Inc.
Networking equipment

HFS, Inc.
Lodging

Footnote reads:
These holdings represent 12.8% of the fund's assets as of 1/31/97. Portfolio holdings will vary over time.

* A BETTER OUTLOOK FOR SMALL AND MIDSIZE COMPANIES

We anticipate that the remainder of the fiscal year will bring a better environment for the stocks of small and midsize companies in the fund's portfolio. The rate of economic growth appears likely to remain steady in the coming months; as this occurs, we believe interest rates will also remain in a fairly narrow range. In such an environment, we expect that aggressive growth stocks of small and medium-sized companies should shift back into favor.

Regardless of the economic environment, we will remain focused on companies that can develop innovative products and services that, in turn, should allow the companies to grow faster than the market. We believe the fund, which invests in companies of various sizes, is well positioned to take advantage of a broad range of opportunities, and has the potential to deliver superior long-term returns.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/97, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small and medium-sized companies. Such investments increase the risk of greater price fluctuations.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Voyager Fund is designed for investors seeking aggressive capital appreciation through common stocks.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 1/31/97

                              Class A           Class B            Class M
(inception date)             (4/1/69)          (4/27/92)          (12/1/94)
                            NAV    POP        NAV    CDSC        NAV    POP
------------------------------------------------------------------------------
6 months                 14.18%    7.61%   13.72%     8.72%   13.91%    9.89%
------------------------------------------------------------------------------
1 year                   16.62     9.91    15.71     10.71    15.99    11.90
------------------------------------------------------------------------------
5 years                 115.38   103.07       --        --       --       --
Annual average           16.58    15.22       --        --       --       --
-----------------------------------------------------------------------------
10 years                362.54   335.86       --        --       --       --
Annual average           16.55    15.86       --        --       --       --
------------------------------------------------------------------------------
Life of class               --      --    123.60    121.60    66.86    60.98
Annual average              --      --     18.38     18.15    26.61    24.54
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/97

                                       Standard & Poors         Consumer
                                          500 Index           Price Index
------------------------------------------------------------------------------
6 months                                     24.13%               1.34%
------------------------------------------------------------------------------
1 year                                       26.33                3.04
------------------------------------------------------------------------------
5 years                                     119.41               15.21
Annual average                               17.01                2.87
------------------------------------------------------------------------------
10 years                                    287.63               43.08
Annual average                               14.51                3.65
------------------------------------------------------------------------------
Life of class B                             114.57               14.05
Annual average                               17.41                2.79
------------------------------------------------------------------------------
Life of class M                              82.31                6.28
Annual average                               31.86                2.85
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/97

                            Class A           Class B         Class M
------------------------------------------------------------------------------
Distributions (number)         1                 1               1
------------------------------------------------------------------------------
Income                        $--               $--             $--
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                   1.088             1.088           1.088
------------------------------------------------------------------------------
Short-term                     --                --              --
------------------------------------------------------------------------------
  Total                    $1.088            $1.088          $1.088
------------------------------------------------------------------------------
Share value:               NAV    POP          NAV           NAV     POP
------------------------------------------------------------------------------
7/31/96                 $15.73  $16.69       $15.15       $15.60   $16.17
------------------------------------------------------------------------------
1/31/97                  16.83   17.86        16.10        16.64    17.24
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                        Class A            Class B             Class M
(inception date)       (4/1/69)           (4/27/92)           (12/1/94)
                       NAV     POP        NAV    CDSC         NAV    POP
------------------------------------------------------------------------------
6 months             0.89%    -4.91%    0.50%   -4.20%      0.60%   -2.90%
------------------------------------------------------------------------------
1 year              12.80      6.32    11.94     6.94      12.21     8.28
------------------------------------------------------------------------------
5 years            106.29     94.51       --       --         --       --
Annual average      15.58     14.23       --       --         --       --
------------------------------------------------------------------------------
10 years           402.71    373.70       --       --         --       --
Annual average      17.52     16.83       --       --         --       --
------------------------------------------------------------------------------
Life of class          --        --   114.29   112.29      59.84    54.21
Annual average         --        --    17.69    17.45      25.16    23.03
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Portfolio of investments owned
January 31, 1997 (Unaudited)

COMMON STOCKS (97.4%) *
NUMBER OF SHARES                                                                                    VALUE

Advertising (0.9%)
---------------------------------------------------------------------------------------------------------
       673,221   Lamar Advertising Co. +                                                    $  16,493,915
     1,173,197   Omnicom Group, Inc.                                                           57,046,704
     1,003,314   Outdoor Systems, Inc. +                                                       30,224,834
       465,645   TMP Worldwide Inc. +                                                           6,111,591
       649,275   Universal Outdoor Holdings, Inc. +                                            18,179,700
                                                                                           --------------
                                                                                              128,056,744

Aerospace and Defense (0.8%)
---------------------------------------------------------------------------------------------------------
       550,000   Boeing Co.                                                                    58,918,750
       250,000   Lockheed Martin Corp.                                                         23,000,000
       428,400   Northrop Grumman Corp.                                                        33,468,750
                                                                                           --------------
                                                                                              115,387,500

Alcoholic Beverages (0.9%)
---------------------------------------------------------------------------------------------------------
     1,275,000   Anheuser-Busch Cos., Inc.                                                     54,187,500
     2,050,000   Seagram Co., Ltd.                                                             81,231,250
                                                                                           --------------
                                                                                              135,418,750

Apparel (1.1%)
---------------------------------------------------------------------------------------------------------
     2,026,125   Gucci Group (Italy)                                                          141,322,218
       375,220   Loehmann's Holdings, Inc. +                                                    5,722,105
       450,902   The Men's Wearhouse, Inc. +                                                   12,005,266
                                                                                           --------------
                                                                                              159,049,589

Automotive (0.8%)
---------------------------------------------------------------------------------------------------------
     1,625,000   Echlin, Inc.                                                                  48,953,125
     1,750,000   Snap-On Inc.                                                                  65,187,500
                                                                                           --------------
                                                                                              114,140,625

Banks (3.4%)
---------------------------------------------------------------------------------------------------------
       961,800   Banc One Corp.                                                                43,641,675
       600,000   Bank of Boston Corp.                                                          42,750,000
     1,200,000   BankAmerica Corp.                                                            133,950,000
       200,000   Barnett Banks, Inc.                                                            8,800,000
     1,400,000   Citicorp                                                                     162,925,000
       930,000   NationsBank Corp.                                                            100,440,000
       384,800   Washington Mutual, Inc.                                                       20,899,450
                                                                                           --------------
                                                                                              513,406,125

Basic Industrial Products (0.4%)
---------------------------------------------------------------------------------------------------------
     1,250,000   General Signal Corp.                                                          56,562,500

Broadcasting (1.9%)
---------------------------------------------------------------------------------------------------------
       563,825   Chancellor Broadcasting Corp. Class A +                                       16,209,969
     2,324,293   Clear Channel Communications, Inc. +                                          99,072,989
        11,000   Cox Radio, Inc. Class A +                                                        202,125
     1,782,200   Evergreen Media Corp. Class A +                                               55,248,200
       991,685   Heartland Wireless Communications, Inc. +                                      9,297,047
       383,521   Jacor Communications, Inc. +                                                  10,163,307
       416,620   LIN Television Corp. +                                                        18,175,048
       165,540   SFX Broadcasting, Inc. Class A +                                               5,545,590
       549,707   Sinclair Broadcast Group, Inc. Class A +                                      14,017,529
       474,400   Univision Communications Inc. Class A +                                       17,078,400
     2,015,000   Westwood One, Inc. +                                                          37,277,500
       218,600   Young Broadcasting Corp. Class A +                                             6,721,950
                                                                                           --------------
                                                                                              289,009,654

Building Products (0.3%)
---------------------------------------------------------------------------------------------------------
     1,250,000   Masco Corp.                                                                   43,125,000

Business Services (5.2%)
---------------------------------------------------------------------------------------------------------
       308,869   Abacus Direct Corp. +                                                          7,798,942
       616,545   Affiliated Computer Services, Inc. Class A +                                  16,184,306
     2,425,123   Airgas, Inc. +                                                                47,896,179
       351,100   APAC Teleservices, Inc. +                                                     13,780,675
     1,375,024   Corestaff, Inc. +                                                             31,625,552
     4,776,045   Corporate Express, Inc. +                                                    107,461,013
     2,650,000   Deluxe Corp.                                                                  81,487,500
     1,290,911   Gartner Group Inc. Class A +                                                  44,213,702
       687,263   Interim Services Inc. +                                                       24,913,284
       892,365   Interpublic Group of Cos., Inc.                                               44,060,522
     1,553,500   Metromedia International Group, Inc. +                                        17,671,063
       101,030   National Data Corp.                                                            4,142,230
        32,600   NOVA Corp. +                                                                     684,600
       439,711   Paychex, Inc.                                                                 21,325,984
       404,325   Pharmaceutical Product Development, Inc. +                                    11,725,425
       492,300   Precision Response Corp. +                                                    17,230,500
    12,888,080   Rentokil Group Ord. PLC (United Kingdom)                                      94,721,047
       450,000   Reuters Holdings PLC ADR (United Kingdom)                                     28,743,750
     2,531,724   Robert Half International, Inc. +                                            108,864,132
       886,900   Select Appointments Holdings PLC ADR
                   (United Kingdom) +                                                           9,977,625
     1,136,073   Serco Group PLC (United Kingdom)                                              12,442,508
        72,700   Snyder Communications Inc. +                                                   2,190,088
       778,600   Teletech Holdings, Inc. +                                                     22,190,100
                                                                                           --------------
                                                                                              771,330,727

Cable Television (0.4%)
---------------------------------------------------------------------------------------------------------
     1,200,000   Tele-Comm Liberty Media Group, Inc. Class A +                                 22,800,000
     3,200,000   Tele-Communications Inc. Class A +                                            42,600,000
                                                                                           --------------
                                                                                               65,400,000

Chemicals (1.9%)
---------------------------------------------------------------------------------------------------------
       750,000   Air Products & Chemicals, Inc.                                                53,531,250
       350,000   Betz Laboratories, Inc.                                                       20,475,000
       650,000   Great Lakes Chemical Corp.                                                    28,031,250
     1,200,000   Praxair, Inc.                                                                 55,650,000
     1,175,000   Raychem Corp.                                                                101,784,375
       650,000   Witco Chemical Corp.                                                          19,337,500
                                                                                           --------------
                                                                                              278,809,375

Computer Services (3.3%)
---------------------------------------------------------------------------------------------------------
     2,521,938   America Online, Inc. +                                                        92,996,464
       419,200   CBT Group PLC ADR (Ireland) +                                                 26,724,000
     5,277,873   EMC Corp. +                                                                  199,899,440
     1,320,186   First Data Corp.                                                              47,526,696
       737,331   IDT Corp. +                                                                    6,267,314
     1,158,504   Keane, Inc. +                                                                 36,058,437
        82,300   National TechTeam, Inc. +                                                      2,139,800
       550,000   NCR Corp. +                                                                   20,831,250
     1,154,292   Sterling Commerce, Inc. +                                                     39,101,642
        86,100   Transaction Systems Architects, Inc. Class A +                                 2,292,413
     1,820,519   Vanstar Corp. +                                                               26,852,655
       105,100   Whittman-Hart, Inc. +                                                          2,128,275
                                                                                           --------------
                                                                                              502,818,386

Computer Software (9.0%)
---------------------------------------------------------------------------------------------------------
       221,650   Arbor Software Corp. +                                                         6,594,088
     3,083,671   Baan Co., N.V. (Netherlands) +                                               139,921,572
     1,856,742   BMC Software, Inc. +                                                          80,536,184
       352,000   CCC Information Services Group +                                               6,512,000
       262,900   Citrix Systems, Inc. +                                                        12,159,125
       424,500   Clarify, Inc. +                                                               15,282,000
       485,460   Cognex Corp. +                                                                 9,284,423
     4,926,266   Computer Associates Intl., Inc.                                              223,529,320
       298,677   Documentum, Inc. +                                                             9,781,672
     2,448,324   Electronic Arts, Inc. +                                                       78,040,328
     1,120,624   Electronics for Imaging, Inc. +                                              103,937,876
       278,845   Forte Software, Inc. +                                                        10,212,698
       682,300   Geoworks +                                                                    17,057,500
         8,400   I2 Technologies, Inc. +                                                          304,500
       536,800   Legato Systems, Inc. +                                                        13,151,600
       757,350   McAfee Associates, Inc. +                                                     44,115,638
       466,094   Medic Computer Systems, Inc. +                                                18,061,143
     1,012,208   Microsoft Corp. +                                                            103,245,216
     4,143,975   Parametric Technology Corp. +                                                239,314,556
     1,032,500   PeopleSoft, Inc. +                                                            56,271,250
       292,720   Raptor Systems, Inc. +                                                         5,890,990
     1,451,750   Rational Software Corp. +                                                     36,838,156
       351,200   Scopus Technology, Inc. +                                                     17,647,800
       537,800   Security Dynamics Technologies, Inc. +                                        18,688,550
       827,022   Synopsys, Inc. +                                                              36,518,190
       470,119   The Learning Co. Inc. +                                                        5,935,252
       878,200   Vantive Corp. +                                                               27,004,650
       253,976   Viasoft, Inc. +                                                               13,143,258
                                                                                           --------------
                                                                                            1,348,979,535

Consumer Products (0.9%)
---------------------------------------------------------------------------------------------------------
     1,350,000   Kimberly-Clark Corp.                                                         131,625,000

Consumer Services (0.2%)
---------------------------------------------------------------------------------------------------------
       597,971   Loewen Group, Inc.                                                            21,377,463
       500,000   Sabre Group Holdings Inc. +                                                   13,437,500
                                                                                           --------------
                                                                                               34,814,963

Containers (0.1%)
---------------------------------------------------------------------------------------------------------
       250,000   Temple Inland, Inc.                                                           13,812,500

Cosmetics (0.2%)
---------------------------------------------------------------------------------------------------------
       499,890   Douglas Holding AG (Germany)                                                  17,229,174
       717,900   Thermolase Corp. +                                                             9,960,863
                                                                                           --------------
                                                                                               27,190,037

Data Communications (--%)
---------------------------------------------------------------------------------------------------------
        66,700   Omnipoint Corp. +                                                              1,492,413

Education Services (0.4%)
---------------------------------------------------------------------------------------------------------
       559,372   Apollo Group, Inc. Class A +                                                  18,599,119
       889,822   DeVRY, Inc. +                                                                 23,357,828
       408,300   Learning Tree International, Inc. +                                           15,923,700
       336,140   Sylvan Learning Systems, Inc. +                                                9,916,130
                                                                                           --------------
                                                                                               67,796,777

Electric Utilities (0.3%)
---------------------------------------------------------------------------------------------------------
     1,375,192   Calenergy, Inc. +                                                             52,772,993

Electronics and Electrical Equipment (2.7%)
---------------------------------------------------------------------------------------------------------
     2,100,000   ADT Ltd. +                                                                    46,987,500
     2,279,715   Applied Materials, Inc. +                                                    112,560,928
       554,970   CHS Electronics, Inc. +                                                       10,371,002
       500,000   General Electric Co.                                                          51,500,000
       600,000   Hewlett-Packard Co.                                                           31,575,000
       630,200   Lernout & Hauspie Speech Products N.V. (Belgium) +                            14,809,700
       222,550   Microchip Technology, Inc. +                                                   8,484,719
       200,400   Rockwell International Corp.                                                  13,176,300
       448,700   Sipex Corp. +                                                                 13,797,525
       396,784   Solectron Corp. +                                                             23,906,236
     1,469,480   Thermo Instrument Systems, Inc. +                                             49,227,580
     1,365,093   Westinghouse Electric Corp.                                                   25,083,584
                                                                                           --------------
                                                                                              401,480,074

Energy-Related (1.0%)
---------------------------------------------------------------------------------------------------------
     4,493,355   Thermo Electron Corp. +                                                      153,335,739

Entertainment (0.5%)
---------------------------------------------------------------------------------------------------------
     1,051,208   Disney (Walt) Productions, Inc.                                               77,000,986

Environmental Control (1.6%)
---------------------------------------------------------------------------------------------------------
       535,700   Memtec Ltd. ADR (Australia)                                                   15,535,300
     1,068,600   Pall Corp.                                                                    23,909,925
     2,717,435   Republic Industries, Inc. +                                                  113,792,591
       773,589   U.S. Filter Corp. +                                                           29,686,478
       692,600   USA Waste Services, Inc. +                                                    25,279,900
       800,000   WMX Technologies, Inc.                                                        29,300,000
                                                                                           --------------
                                                                                              237,504,194

Finance (4.1%)
---------------------------------------------------------------------------------------------------------
     3,191,610   American Express Co.                                                         199,076,674
     4,905,832   Federal Home Loan Mortgage Corp.                                             148,401,418
     4,293,410   Federal National Mortgage Association                                        169,589,695
       744,150   Household International, Inc.                                                 73,763,869
       208,300   Student Loan Marketing Assn.                                                  22,678,663
                                                                                           --------------
                                                                                              613,510,319

Financial Services (2.6%)
---------------------------------------------------------------------------------------------------------
       221,567   Aames Financial Corp.                                                          9,527,381
       900,000   Associates First Capital Corp.                                                43,762,500
       479,718   Concord EFS, Inc. +                                                            9,594,360
       876,056   Countrywide Credit Industries, Inc.                                           26,172,173
       304,302   First USA Paymentech, Inc. +                                                  10,156,079
     6,037,403   MBNA Corp.                                                                   208,290,404
       599,684   RAC Financial Group, Inc. +                                                   19,789,572
       553,644   Southern Pacific Funding Corp. +                                              11,972,552
     1,160,050   TCF Financial Corp.                                                           49,157,119
                                                                                           --------------
                                                                                              388,422,140

Food and Beverages (1.2%)
---------------------------------------------------------------------------------------------------------
     2,837,500   Archer Daniels Midland Co.                                                    56,040,625
     1,300,000   PepsiCo, Inc.                                                                 45,337,500
     1,350,000   Sara Lee Corp.                                                                53,325,000
       975,000   Whitman Corp.                                                                 22,425,000
                                                                                           --------------
                                                                                              177,128,125

Gas Pipelines (0.8%)
---------------------------------------------------------------------------------------------------------
       361,000   El Paso Natural Gas Co.                                                       19,448,875
     1,057,700   Enron Corp.                                                                   43,630,125
     1,000,000   Sonat, Inc.                                                                   53,250,000
                                                                                           --------------
                                                                                              116,329,000

Gas Utilities (0.7%)
---------------------------------------------------------------------------------------------------------
     1,500,000   Columbia Gas System, Inc.                                                     97,687,500

Health Care Information Systems (0.4%)
---------------------------------------------------------------------------------------------------------
       991,420   HBO & Co.                                                                     62,087,678

Health Care Services (2.4%)
---------------------------------------------------------------------------------------------------------
       370,800   ABR Information Services, Inc. +                                              16,268,850
       263,298   Access Health, Inc. +                                                          7,569,818
     1,027,344   Cardinal Health, Inc.                                                         64,337,418
       209,800   Carematrix Corp. +                                                             3,278,125
     2,506,325   Healthsouth Rehabilitation Corp. +                                           109,338,428
       775,572   Renal Treatment Centers, Inc. +                                               21,812,963
       694,000   Rotech Medical Corp. +                                                        11,971,500
       545,700   Total Renal Care Holdings, Inc. +                                             19,986,263
     1,579,418   United Healthcare Corp.                                                       76,996,628
       742,705   Vivra, Inc. +                                                                 22,652,503
                                                                                           --------------
                                                                                              354,212,496

Hospital Management (0.5%)
---------------------------------------------------------------------------------------------------------
     2,383,797   Health Management Assoc., Inc. +                                              65,852,392
       652,000   Physician Reliance Network, Inc. +                                             5,297,500
                                                                                           --------------
                                                                                               71,149,892

Household Products (0.9%)
---------------------------------------------------------------------------------------------------------
     1,172,300   Blyth Industries, Inc. +                                                      43,521,638
     1,850,000   Tupperware Corp.                                                              86,718,750
                                                                                           --------------
                                                                                              130,240,388

Insurance (1.6%)
---------------------------------------------------------------------------------------------------------
       850,000   Aetna Inc.                                                                    67,150,000
     1,450,000   American General Corp.                                                        57,818,750
       375,000   American International Group, Inc.                                            45,421,875
       516,464   HCC Insurance Holdings, Inc.                                                  14,396,434
       500,000   ITT Hartford Group, Inc. +                                                    36,687,500
     1,000,000   USF&G Corp.                                                                   21,125,000
                                                                                           --------------
                                                                                              242,599,559

Leisure (0.3%)
---------------------------------------------------------------------------------------------------------
       433,362   Adidas AG 144A (Germany) +                                                    20,368,014
       506,000   Family Golf Centers, Inc. +                                                   13,598,750
        92,400   Signature Resorts, Inc. +                                                      3,384,150
                                                                                           --------------
                                                                                               37,350,914

Lodging (1.7%)
---------------------------------------------------------------------------------------------------------
       678,100   Doubletree Corp. +                                                            27,971,625
       983,600   Extended Stay America, Inc. +                                                 17,827,750
     2,297,247   HFS, Inc. +                                                                  160,807,290
     1,401,300   Prime Hospitality Corp. +                                                     23,997,263
       597,900   Promus Hotel Corp. +                                                          19,506,488
        86,500   Studio Plus Hotels, Inc. +                                                     1,838,125
                                                                                           --------------
                                                                                              251,948,541

Medical Management Services (0.8%)
---------------------------------------------------------------------------------------------------------
       105,200   NCS HealthCare, Inc. Class A +                                                 3,563,650
       391,300   OccuSystems, Inc. +                                                            9,048,813
     2,787,342   Phycor, Inc. +                                                                97,905,388
       248,600   Phymatrix, Inc. +                                                              3,946,525
        88,200   Physicians Resource Group, Inc. +                                              1,510,425
       334,749   Sunrise Assisted Living, Inc. +                                                8,661,630
                                                                                           --------------
                                                                                              124,636,431

Medical Supplies and Devices (4.6%)
---------------------------------------------------------------------------------------------------------
       127,800   American HomePatient, Inc. +                                                   3,051,225
       346,900   Bard (C.R.), Inc.                                                              9,799,925
     1,495,040   Boston Scientific Corp. +                                                    102,036,480
       250,900   Endosonics Corp. +                                                             3,230,338
     1,878,250   Johnson & Johnson                                                            108,234,156
       614,000   Lifecore Biomedical, Inc. +                                                   11,052,000
       200,000   Mallinckrodt, Inc.                                                             8,200,000
     1,073,567   Medtronic, Inc.                                                               73,539,340
       169,600   Minimed, Inc. +                                                                5,808,800
       241,300   Neuromedical Systems, Inc. +                                                   2,684,463
       821,444   Omnicare, Inc.                                                                22,692,391
       560,517   Physician Sales & Service, Inc. +                                             10,649,823
     1,139,878   Shared Medical Systems Corp.                                                  53,787,993
     1,019,300   Sola International, Inc. +                                                    37,586,688
       328,383   Spine-Tech, Inc. +                                                             7,142,330
     4,627,087   Stryker Corp.                                                                134,185,523
     1,726,625   Thermo Cardiosystems, Inc. +                                                  44,244,766
       376,450   Thermotrex Corp. +                                                            10,822,938
        29,485   Trex Medical Corp. +                                                             445,961
     1,000,000   U.S. Surgical Corp.                                                           40,125,000
                                                                                           --------------
                                                                                              689,320,140

Metals and Mining (0.4%)
---------------------------------------------------------------------------------------------------------
     1,450,000   Freeport-McMoRan Copper & Gold Co., Inc. Class A                              39,693,750
       786,600   Miller Industries, Inc./Tennessee +                                           15,928,650
                                                                                           --------------
                                                                                               55,622,400

Networking Equipment (3.7%)
---------------------------------------------------------------------------------------------------------
     1,117,169   Ascend Communications, Inc. +                                                 77,782,892
     2,746,328   Bay Networks Inc. +                                                           59,732,634
       207,142   Black Box Corp. +                                                              7,767,825
     5,280,082   Cabletron Systems, Inc. +                                                    183,482,850
     1,406,270   Cascade Communications Corp. +                                                55,899,233
     2,316,049   Cisco Systems, Inc. +                                                        161,544,418
                                                                                           --------------
                                                                                              546,209,852

Nursing Homes (0.2%)
---------------------------------------------------------------------------------------------------------
     1,390,800   Health Care & Retirement Corp. +                                              35,986,950

Office Equipment (1.4%)
---------------------------------------------------------------------------------------------------------
       704,200   BT Office Products International, Inc. +                                       7,218,050
       842,718   Ikon Office Solutions, Inc.                                                   37,184,932
     3,758,563   Viking Office Products, Inc. +                                               104,300,123
       950,000   Xerox Corp.                                                                   55,693,750
                                                                                           --------------
                                                                                              204,396,855

Oil and Gas (3.3%)
---------------------------------------------------------------------------------------------------------
       406,207   British Petroleum PLC ADR (United Kingdom)                                    57,529,066
       250,000   Exxon Corp.                                                                   25,906,250
     1,025,000   Halliburton Co.                                                               74,184,375
     1,100,000   Mobil Corp.                                                                  144,375,000
       480,000   Production Operators Corp.                                                    23,280,000
       575,000   Schlumberger Ltd.                                                             63,896,875
     2,548,900   Total Corp. ADR (France) +                                                   109,921,313
                                                                                           --------------
                                                                                              499,092,879

Paper and Forest Products (0.6%)
---------------------------------------------------------------------------------------------------------
       675,000   Fort Howard Corp. +                                                           21,431,250
     1,211,833   Unisource Worldwide, Inc. +                                                   26,357,357
       900,000   Weyerhaeuser Co.                                                              40,950,000
                                                                                           --------------
                                                                                               88,738,607

Pharmaceuticals and Biotechnology (4.5%)
---------------------------------------------------------------------------------------------------------
       650,000   Astra AB (Sweden)                                                             30,980,990
       758,398   Biochem Pharmaceutical, Inc. +                                                42,565,088
       510,700   Dura Pharmaceuticals, Inc. +                                                  21,449,400
     1,010,422   Elan Corp. PLC ADR (Ireland) +                                                38,901,247
     1,028,000   Gilead Sciences, Inc. +                                                       33,538,500
       748,619   IDEXX Laboratories, Inc. +                                                    24,330,118
        76,000   Jones Medical Industries, Inc.                                                 2,888,000
       900,000   Lilly (Eli) & Co.                                                             78,412,500
       372,000   Martek Biosciences Corp. +                                                     9,114,000
       623,695   Merck & Co., Inc.                                                             56,600,321
       304,172   Parexel International Corp. +                                                 17,870,105
     1,558,154   Pfizer, Inc.                                                                 144,713,553
     2,625,151   Pharmacia & Upjohn, Inc.                                                      97,786,875
       750,500   Smithkline Beecham PLC ADR (United Kingdom)                                   54,223,625
       173,800   Warner-Lambert Co.                                                            13,990,900
                                                                                           --------------
                                                                                              667,365,222

Photography (1.4%)
---------------------------------------------------------------------------------------------------------
     1,400,000   Eastman Kodak Co.                                                            121,450,000
     2,050,000   Polaroid Corp.                                                                90,200,000
                                                                                           --------------
                                                                                              211,650,000

Publishing (1.8%)
---------------------------------------------------------------------------------------------------------
       250,000   Gannett Co., Inc.                                                             19,156,250
       974,400   Harcourt General, Inc.                                                        44,091,600
       500,000   McGraw-Hill, Inc.                                                             24,875,000
     1,000,000   Tribune Co.                                                                   38,250,000
     1,190,847   Wolters Kluwer N.V. (Netherlands) +                                          146,842,452
                                                                                           --------------
                                                                                              273,215,302

Railroads (0.7%)
---------------------------------------------------------------------------------------------------------
       590,000   Burlington Northern Santa Fe Corp.                                            51,625,000
     1,289,785   Wisconsin Central Transportation Corp. +                                      47,883,268
                                                                                           --------------
                                                                                               99,508,268

Restaurants (0.9%)
---------------------------------------------------------------------------------------------------------
     1,091,077   Applebee's International, Inc.                                                29,459,079
       887,174   Boston Chicken, Inc. +                                                        30,718,400
     1,882,564   J.D. Wetherspoon PLC (United Kingdom)                                         34,137,644
       798,900   Landry's Seafood Restaurants, Inc. +                                          16,277,588
       643,000   Papa Johns International, Inc. +                                              18,566,625
       139,000   PizzaExpress PLC (United Kingdom)                                              1,270,856
                                                                                           --------------
                                                                                              130,430,192

Retail (7.0%)
---------------------------------------------------------------------------------------------------------
     1,566,825   Bed Bath & Beyond, Inc. +                                                     43,087,688
       737,562   Boise Cascade Office Products +                                               16,871,731
     3,713,630   CompUSA, Inc. +                                                               76,129,415
     1,900,000   Dayton-Hudson Corp.                                                           71,487,500
     5,916,349   Dixons Group PLC (United Kingdom)                                             48,976,744
     1,550,000   Federated Department Stores Inc. +                                            50,956,250
       373,800   Global DirectMail Corp. +                                                     12,942,825
     1,128,735   Kohls Corp. +                                                                 43,879,573
     1,350,000   Lowe's Cos., Inc.                                                             44,718,750
     6,632,839   Officemax, Inc. +                                                             79,594,068
     1,100,000   Payless Shoesource, Inc. +                                                    41,250,000
       175,200   Payment Services., Inc. +                                                      2,803,200
       860,218   Petco Animal Supplies, Inc. +                                                 20,967,814
     5,947,062   Price/Costco, Inc. +                                                         158,340,526
     2,100,000   Revco D.S., Inc. +                                                            78,750,000
     1,450,000   Rite Aid Corp.                                                                58,000,000
     1,967,197   Staples, Inc. +                                                               40,327,539
     4,200,332   Starbucks Corp. +                                                            143,861,371
       347,501   Wolverine World Wide, Inc.                                                    10,729,093
                                                                                           --------------
                                                                                            1,043,674,087

Satellite Services (0.4%)
---------------------------------------------------------------------------------------------------------
     1,787,000   PanAmSat Corp. +                                                              52,716,500

Semiconductors (3.8%)
---------------------------------------------------------------------------------------------------------
       374,091   Actel Corp. +                                                                  7,668,866
     2,386,217   Analog Devices Inc. +                                                         68,902,016
       381,999   Lattice Semiconductor Corp.                                                   19,816,198
     1,976,189   Linear Technology Corp.                                                       96,339,214
     2,749,831   Maxim Integrated Products Inc. +                                             154,677,994
     2,246,560   National Semiconductor Corp. +                                                62,342,040
       828,778   SGS-Thomson Microelectronics ADR (France) +                                   58,636,044
       700,000   Texas Instruments, Inc.                                                       54,862,500
       863,363   Xilinx, Inc. +                                                                39,283,017
                                                                                           --------------
                                                                                              562,527,889

Specialty Consumer Products (0.4%)
---------------------------------------------------------------------------------------------------------
       405,033   Central Garden and Pet Co. +                                                  10,935,891
       804,000   Fastenal Co.                                                                  30,351,000
       198,198   Luxottica Group S.P.A. ADR (Italy)                                            11,148,638
       238,300   Marks Brothers Jewelers, Inc. +                                                2,561,725
                                                                                           --------------
                                                                                               54,997,254

Steel (0.1%)
---------------------------------------------------------------------------------------------------------
       250,000   Nucor Corp.                                                                   13,000,000

Supermarkets (0.3%)
---------------------------------------------------------------------------------------------------------
        76,000   Carrefour Supermarche SA (France) +                                           45,573,917

Telecommunication Equipment (1.3%)
---------------------------------------------------------------------------------------------------------
       352,700   Brooks Fiber Properties, Inc. +                                                9,037,938
     1,213,200   Pairgain Technologies, Inc. +                                                 49,665,375
     1,641,897   Picturetel Corp. +                                                            30,375,095
     2,361,689   Tellabs, Inc. +                                                               97,272,066
        77,800   West TeleServices Corp. +                                                      1,789,400
                                                                                           --------------
                                                                                              188,139,874

Telephone Services (2.3%)
---------------------------------------------------------------------------------------------------------
        84,000   Deutsche Telekom AG ADR (Germany) +                                            1,564,500
     1,200,000   GTE Corp.                                                                     56,400,000
       249,800   Intermedia Communications, Inc. +                                              5,932,750
       406,196   IXC Communications, Inc. +                                                    13,607,566
       327,628   LCI International, Inc. +                                                      7,371,630
     1,875,000   MCI Communications Corp.                                                      65,859,375
     1,321,600   McLeod, Inc. Class A +                                                        30,396,800
        89,900   Natural Microsystems Corp. +                                                   3,101,550
     1,700,000   Sprint Corp.                                                                  69,275,000
       994,080   Tel-Save Holdings, Inc. +                                                     12,705,585
     3,272,368   WorldCom, Inc. +                                                              82,218,246
                                                                                           --------------
                                                                                              348,433,002

Textiles (0.4%)
---------------------------------------------------------------------------------------------------------
       703,772   Nautica Enterprises, Inc. +                                                   16,538,642
       783,800   St. John Knits, Inc.                                                          35,662,900
                                                                                           --------------
                                                                                               52,201,542

Tobacco (0.3%)
---------------------------------------------------------------------------------------------------------
     1,550,000   UST, Inc.                                                                     47,662,500

Trucking (0.2%)
---------------------------------------------------------------------------------------------------------
     1,300,000   Ryder System, Inc.                                                            37,050,000

Wireless Communications (1.2%)
---------------------------------------------------------------------------------------------------------
     1,300,000   Airtouch Communications, Inc. +                                               33,637,500
       450,395   CellNet Data Systems Inc. +                                                    5,967,734
       558,080   Clearnet Communications Inc. Class A (Canada) +                                7,115,520
       438,080   ICG Communications, Inc. +                                                     7,556,880
     5,662,166   NEXTEL Communications, Inc. Class A +                                         87,055,802
     2,051,719   Paging Network, Inc. +                                                        29,878,144
       717,100   Preferred Networks, Inc. +                                                     4,661,150
                                                                                           --------------
                                                                                              175,872,730
                                                                                           --------------
                 Total Common Stocks (cost $11,051,113,452)                               $14,511,009,131

PREFERRED STOCKS (0.2%) *(cost $29,134,961)
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
       158,810   Fresenius Medical Care Ser. D $9.00 trust pfd.                               $31,872,439

CONVERTIBLE BONDS AND NOTES (0.1%) *(cost $8,241,000)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
   $ 8,000,000   Signature Resorts, Inc. cv. sub. notes 5 3/4s, 2007                           $8,250,000

CONVERTIBLE PREFERRED STOCKS (--%) * (cost $1,355,000)
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
        27,100   Vanstar Corp. 144A $3.375 cv. pfd.                                            $1,107,713

SHORT-TERM INVESTMENTS (2.5%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
    20,000,000   Acquisition Hldg. Co. effective yield of 5.32%,
                   March 10, 1997                                                         $    19,890,645
    25,000,000   Banc One Corp. effective yield of 5.30%,
                   February 25, 1997                                                           24,911,667
    25,000,000   Corporate Receivables Corp. effective yield of 5.37%,
                   April 4, 1997                                                               24,746,889
    30,000,000   Delaware Funding Corp. effective yield of 5.33%,
                   February 3, 1997                                                            29,991,116
    25,000,000   Falcon Asset Securitization Corp. effective yield of 5.34%,
                   April 22, 1997                                                              24,702,222
    25,000,000   Falcon Asset Securitization Corp. effective yield of 5.32%,
                   February 5, 1997                                                            24,985,222
    25,000,000   Federal Home Loan Mortgage Corp. effective yield of 5.23%,
                   February 13, 1997                                                           24,956,417
    10,000,000   Federal Home Loan Mortgage Corp. effective yield of 5.22%,
                   March 3, 1997                                                                9,956,500
    20,000,000   Federal National Mortgage Assn. effective yield of 5.40%,
                   February 4, 1997                                                            19,991,000
     6,000,000   Federal National Mortgage Assn. effective yield of 5.15%,
                   March 27,1997                                                                5,953,650
    25,000,000   General Electric Capital Corp. effective yield of 5.38%,
                   March 31, 1997                                                              24,783,306
    25,000,000   IBM Credit Corp. effective yield of 5.31%,
                   March 19, 1997                                                              24,837,750
    25,000,000   Merrill Lynch & Co Inc. effective yield of 5.32%,
                   February 12, 1997                                                           24,959,361
    30,000,000   Sears Roebuck Acceptance Corp. effective yield of 5.32%,
                   February 19,1997                                                            29,920,200
    54,644,000   Interest in $667,115,000 joint repurchase agreement
                   dated January 31, 1997 with UBS Securities due
                   February 2, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value
                   of $54,669,318 for an effective yield of 5.56%                              54,652,439
                                                                                           --------------
                 Total Short-Term Investments (cost $369,238,384)                         $   369,238,384
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $11,459,082,797) ***                             $14,921,477,667
---------------------------------------------------------------------------------------------------------

*    Percentages indicated are based on net assets of $14,904,290,156.

***  The aggregate identified cost on a tax basis is $11,478,361,808, resulting in gross unrealized appreciation and depreciation of $3,916,092,486 and $472,976,627 respectively, or net unrealized appreciation of $3,443,115,859.

+    Non-income-producing security.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $11,459,082,797) (Note 1)                                          $14,921,477,667
---------------------------------------------------------------------------------------------------
Cash                                                                                      3,120,169
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         6,415,948
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   48,250,079
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          105,274,075
---------------------------------------------------------------------------------------------------
Total assets                                                                         15,084,537,938

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        127,796,700
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               21,191,563
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             17,671,419
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                4,278,330
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                54,956
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 20,335
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    5,798,497
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    3,435,982
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       180,247,782
---------------------------------------------------------------------------------------------------
Net Assets                                                                          $14,904,290,156

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $11,336,860,923
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (22,805,836)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   127,840,199
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            3,462,394,870
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $14,904,290,156

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($9,202,684,089 divided by 546,672,712 shares)                                               $16.83
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.83)*                                      $17.86
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($4,599,364,339 divided by 285,609,361 shares)**                                             $16.10
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($143,131,825 divided by 8,600,304 shares)                                                   $16.64
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.64)*                                      $17.24
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($959,109,903 divided by 56,438,979 shares)                                                  $16.99
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $90,627)                                           $   49,588,577
--------------------------------------------------------------------------------------------------
Interest                                                                                11,753,395
--------------------------------------------------------------------------------------------------
Total investment income                                                                 61,341,972
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        33,886,725
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          14,528,242
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          165,004
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            30,434
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   10,644,832
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   20,620,998
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      440,227
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    688,922
--------------------------------------------------------------------------------------------------
Registration fees                                                                          922,740
--------------------------------------------------------------------------------------------------
Auditing                                                                                    70,370
--------------------------------------------------------------------------------------------------
Legal                                                                                       83,176
--------------------------------------------------------------------------------------------------
Postage                                                                                  3,068,360
--------------------------------------------------------------------------------------------------
Other                                                                                      553,363
--------------------------------------------------------------------------------------------------
Total expenses                                                                          85,703,393
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (1,555,585)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            84,147,808
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    (22,805,836)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       246,539,572
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                        (8,750)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         1,477,853,283
--------------------------------------------------------------------------------------------------
Net gain on investments                                                              1,724,384,105
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $1,701,578,269
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                              1997*               1996
                                                                            ------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $   (22,805,836)   $   (28,749,167)
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        246,539,572        962,821,663
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                          1,477,844,533        144,557,473
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  1,701,578,269      1,078,629,969
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (548,605,537)      (317,069,690)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (281,238,919)      (135,078,052)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (8,171,341)        (2,101,620)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (52,119,075)       (22,695,086)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     2,557,902,760      3,796,887,582
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          3,369,346,157      4,398,573,103
----------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  11,534,943,999      7,136,370,896
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $22,805,836
and $--, respectively)                                                              $14,904,290,156    $11,534,943,999
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                       Six months                       December 1, 1994
                                                                            ended           Year         (commencement
                                                                       January 31          ended       of operations) to
                                                                       (unaudited)        July 31           July 31
                                                           -------------------------------------------------------------------
                                                                          1997              1996               1995
                                                           -------------------------------------------------------------------
                                                                                         Class M
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $15.60            $14.37               $11.79
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              (.05)(d)          (.09)(d)             (.01)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    2.18              2.18                 3.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.13              2.09                 3.09
------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       --                --                   --
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                         (1.09)             (.86)                (.51)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (1.09)             (.86)                (.51)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $16.64            $15.60               $14.37
------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                        13.91*            14.97                27.42*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $143,132           $87,782              $19,004
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                             .77*             1.50                 1.06*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)           (.31)*            (.57)                (.24)*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                   29.89*            57.92                65.43
------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                        $.0543
------------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       Six months
                                                                         ended
                                                                       January 31
                                                                      (unaudited)                 Year ended July 31
                                                     --------------------------------------------------------------------------
                                                                          1997                1996                 1995
                                                     --------------------------------------------------------------------------
                                                                                           Class Y
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $15.85               $14.48               $11.22
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               .01(d)               .02(d)               .03
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    2.22                 2.21                 3.74
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          2.23                 2.23                 3.77
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       --                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                         (1.09)                (.86)                (.51)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (1.09)                (.86)                (.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $16.99               $15.85               $14.48
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                        14.32*               15.85                34.90
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $959,110             $709,595             $351,817
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                             .40*                 .77                  .83
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)            .06*                 .15                  .39
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                   29.89*               57.92                65.43
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                        $.0543
-------------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                    March 31, 1994       Six months
                                                                    (commencement          ended
                                                                    of operations) to     January 31         Year ended
                                                                       July 31          (unaudited)            July 31
                                                     ------------------------------------------------------------------------
                                                                         1994               1997                 1996
-----------------------------------------------------------------------------------------------------------------------------
                                                                      Class Y                        Class B
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $11.24             $15.15               $14.01
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                --               (.07)(d)             (.13)(d)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                    (.02)              2.11                 2.13
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          (.02)              2.04                 2.00
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       --                 --                   --
----------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                            --              (1.09)                (.86)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         --              (1.09)                (.86)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $11.22             $16.10               $15.15
----------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                        (0.18)*            13.72*               14.70
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $82,102         $4,599,364           $3,405,318
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                             .31*               .90*                1.78
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)           (.05)*             (.43)*               (.85)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                   57.74              29.89*               57.92
----------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                           $.0543
----------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                          Year ended July 31
                                                              ----------------------------------------------------------------
                                                                             1995                1994                 1993
                                                              ----------------------------------------------------------------
                                                                                              Class B
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.97               $10.89                $9.63
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.06)                (.05)                (.03)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       3.61                  .59                 1.81
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             3.55                  .54                 1.78
------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          --                   --                   --
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                             (.51)                (.46)                (.52)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.51)                (.46)                (.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.01               $10.97               $10.89
------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           33.65                 4.71                18.79
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $1,870,370             $911,069             $408,361
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.82                 1.84                 1.87
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.58)                (.91)                (.91)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      65.43                57.74                64.62
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)
--------------------------------------------------------------------------------------------------------------------------------


See page 29 for Notes to Financial Highlights

Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       April 27, 1992         Six months
                                                                       (commencement             ended                 Year
                                                                      of operations) to       January 31               ended
                                                                           July 31            (unaudited)             July 31
                                                              ----------------------------------------------------------------
                                                                             1992                 1997                1996
                                                              ----------------------------------------------------------------
                                                                          Class B                          Class A
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.34               $15.73               $14.42
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.04)(d)             (.01)(d)             (.02)(d)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        .33                 2.20                 2.19
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .29                 2.19                 2.17
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from:                                                                           .00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          --                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                               --                (1.09)                (.86)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            --                (1.09)                (.86)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.63               $16.83               $15.73
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            3.11*               14.18*               15.49
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $42,492           $9,202,684           $7,332,248
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .63*                 .52*                1.03
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.39)*               (.06)*               (.10)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      44.17                29.89*               57.92
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                $.0543
-------------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                           Year ended July 31
                                                                ---------------------------------------------------------------
                                                                             1995                 1994                 1993
                                                                ---------------------------------------------------------------
                                                                                                Class A
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $11.19               $11.02                $9.67
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .02                 (.02)                (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       3.72                  .65                 1.89
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             3.74                  .63                 1.87
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                          --                   --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                             (.51)                (.46)                (.52)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.51)                (.46)                (.52)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.42               $11.19               $11.02
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           34.72                 5.49                19.69
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $4,895,180           $3,051,878           $2,403,332
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.07                 1.10                 1.12
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)               .17                 (.18)                (.14)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      65.43                57.74                64.62
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)
-------------------------------------------------------------------------------------------------------------------------------


Financial highlights (continued)
(For a share outstanding throughout the period)

                                                          Year ended
                                                             July 31
                                           -------------------------
                                                                1992
                                           -------------------------
Net asset value, beginning of period                           $9.00
--------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------
Net investment income (loss)                                     .02
--------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          1.16
--------------------------------------------------------------------
Total from investment operations                                1.18
--------------------------------------------------------------------
Less distributions from:
--------------------------------------------------------------------
Net investment income                                           (.03)
--------------------------------------------------------------------
Net realized gain on investments                                (.48)
--------------------------------------------------------------------
Total distributions                                             (.51)
--------------------------------------------------------------------
Net asset value, end of period                                 $9.67
--------------------------------------------------------------------
Total investment return at net asset value (%)(a)              13.39
--------------------------------------------------------------------
Net assets, end of period (in thousands)                  $1,549,128
--------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                  1.20
--------------------------------------------------------------------
Ratio of net investment income (loss) to average
net assets (%)                                                   .27
--------------------------------------------------------------------
Portfolio turnover (%)                                         44.17
--------------------------------------------------------------------
Average commission rate paid (c)
--------------------------------------------------------------------

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through brokerage services and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is requried for fiscal periods beginning on or after september 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B, class Y and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported--as in the case of some securities traded over the counter--the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% of any amount over $21.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $1,555,585 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $13,050 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $3,915,087 and $100,671 from the sale of class A and class M shares, respectively and received $2,529,858 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $119,799 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $5,634,657,919 and $3,880,038,755, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         January 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     114,246,057   $1,931,723,478
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    32,563,055      527,847,147
------------------------------------------------------------
                                146,809,112    2,459,570,625

Shares
repurchased                     (66,291,055)  (1,119,255,958)
------------------------------------------------------------
Net increase                     80,518,057   $1,340,314,667
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     195,466,332   $3,099,427,469
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    20,779,804      304,214,751
------------------------------------------------------------
                                216,246,136    3,403,642,220

Shares
repurchased                     (89,666,684)  (1,411,912,865)
------------------------------------------------------------
Net increase                    126,579,452   $1,991,729,355
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      60,475,495     $985,044,916
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    16,881,729      262,003,859
------------------------------------------------------------
                                 77,357,224    1,247,048,775

Shares
repurchased                     (16,581,328)    (270,101,233)
------------------------------------------------------------
Net increase                     60,775,896     $976,947,542
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                     107,598,758   $1,654,943,119
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     8,896,693      125,976,810
------------------------------------------------------------
                                116,495,451    1,780,919,929

Shares
repurchased                     (25,142,718)    (384,623,376)
------------------------------------------------------------
Net increase                     91,352,733   $1,396,296,553
------------------------------------------------------------

                                          Six months ended
                                          January 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,337,454      $56,257,061
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       474,248        7,602,194
------------------------------------------------------------
                                  3,811,702       63,859,255

Shares
repurchased                        (837,759)     (14,037,303)
------------------------------------------------------------
Net increase                      2,973,943      $49,821,952
------------------------------------------------------------

                                           Year ended
                                         July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,921,187      $77,977,369
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       137,798        2,007,717
------------------------------------------------------------
                                  5,058,985       79,985,086

Shares
repurchased                        (754,954)     (11,970,795)
------------------------------------------------------------
Net increase                      4,304,031      $68,014,291
------------------------------------------------------------

                                          Six months ended
                                          January 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      15,154,938     $252,916,807
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,185,764       52,119,075
------------------------------------------------------------
                                 18,340,702      305,035,882

Shares
repurchased                      (6,672,943)    (114,217,283)
------------------------------------------------------------
Net increase                     11,667,759     $190,818,599
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      24,769,497     $410,764,510
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,540,741       22,695,086
------------------------------------------------------------
                                 26,310,238      433,459,596

Shares
repurchased                      (5,830,909)     (92,612,213)
------------------------------------------------------------
Net increase                     20,479,329     $340,847,383
------------------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:



                                   Purchase           Sales         Dividend          Market
Affiliates                             cost            cost           Income           Value
------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------
Fulcrum Technologies           $         --        $8,893,294      $     --      $         --
Lifecore Biomedical Inc.            256,375                --            --        11,052,000
Preferred Networks Inc.                  --           117,450            --         4,661,150
Western Wireless Corp. Cl.               --        16,848,605            --                --
Westwood One Inc.                 2,811,800                --            --        37,277,500
Chancellor Broadcasting Cl.       3,370,439                --            --        16,209,969
Evergreen Media Corp.            43,316,005                --            --        55,248,200
Sipex Corp.                      10,765,425                --            --        13,797,525
Starbucks Corp.                  42,328,759                --            --       143,861,371
Petco Animal Supplies Inc.               --                --            --        20,967,814
------------------------------------------------------------------------------------------------
  Totals                       $102,848,803       $25,859,349      $     --      $303,075,529




Results of February 6, 1997 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the fund was held on February 6, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                           Votes
                                     Votes for          withheld

Jameson Adkins Baxter              428,486,176        23,185,214
Hans H. Estin                      428,642,836        23,028,554
John A. Hill                       428,798,989        22,872,401
R.J. Jackson                       428,673,444        22,997,946
Elizabeth T. Kennan                428,117,233        23,554,157
Lawrence J. Lasser                 428,871,481        22,799,909
Robert E. Patterson                428,912,852        22,758,538
Donald S. Perkins                  428,495,702        23,175,688
William F. Pounds                  428,721,965        22,949,425
George Putnam                      428,557,970        23,113,420
George Putnam, III                 428,496,177        23,175,213
Eli Shapiro                        426,347,847        25,323,543
A.J.C. Smith                       428,759,484        22,911,906
W. Nicholas Thorndike              428,301,158        23,370,232

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 416,248,423 votes for, and 5,035,287 votes against, with 30,387,680 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification was approved as follows: 353,100,261 votes for, and 34,181,513 votes against, with 64,389,616 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 340,283,256 votes for, and 41,987,100 votes against, with 69,401,034 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans was approved as follows: 335,470,457 votes for, and 47,111,332 votes against, with 69,089,601 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in real estate was approved as follows:
343,662,591 votes for, and 41,979,914 votes against, with 66,028,885 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows:
348,054,921 votes for, and 36,272,864 votes against, with 67,343,605 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities was approved as follows:
342,605,784 votes for, and 41,868,779 votes against, with 67,196,827 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to underwriting was approved as follows: 341,185,678 votes for, and 40,221,660 votes against, with 70,264,052 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in issuers that have been in operation for less than three years was approved as follows: 335,637,690 votes for, and 48,300,366 votes against, with 67,733,334 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 334,464,234 votes for, and 49,063,327 votes against, with 68,143,829 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 322,384,904 votes for, and 59,968,129 votes against, with 69,318,357 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 326,154,850 votes for, and 56,131,999 votes against, with 69,384,541 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in illiquid securities was approved as follows:
322,755,429 votes for, and 58,623,173 votes against, with 70,292,788 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas an mineral interests was approved as follows: 339,657,043 votes for, and 45,674,413 votes against, with 66,339,934 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 335,135,121 votes for, and 47,896,127 votes against, with 68,640,142 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Robert R. Beck
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

31263-007/883/530   3/97

PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Voyager Fund
Supplement to Semiannual Report dated January 31, 1997

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A and B shares, which are discussed more extensively in the annual report.

FISCAL 1997 SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
4/1/94 to 1/31/97
Inception date to end of
semiannual fiscal period                   22.60%

1/31/96 to 1/31/97
One year period                            16.90

8/31/96 to 1/31/97
Semiannual fiscal period                   14.32%
------------------------------------------------------------------------
Share value                                NAV

4/1/94 (Inception date)                   $11.24
7/31/96                                   $15.85
1/31/97                                   $16.99
------------------------------------------------------------------------
Distributions    No.       Income       Capital gains      Total
                                        Long-term
8/31/96 to
1/31/97          1         $0.000       $1.088             $1.088
------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.